Retirement Plans - Schedule of Changes in Fair Value of Level 3 Plan Assets (Detail) - Pension Plan - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 5,579	$ 5,171	$ 5,350
Change in foreign currency exchange rates		172	(39)
Ending balance	7,089	5,579	5,171
Loans
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	756	760
Ending balance	562	756	760
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	1,120	1,113
Ending balance	1,709	1,120	1,113
Level 3 | Loans
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	756	760	600
Additions during the year	207	271	489
Redemptions during the year	(440)	(300)	(324)
Change in foreign currency exchange rates	39	25	(5)
Ending balance	562	756	760
Level 3 | Defined Benefit Plan, Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	364	353	355
Revaluation of equity securities	753
Change in foreign currency exchange rates	30	11	(2)
Ending balance	$ 1,147	$ 364	$ 353